Employee Benefit Liabilities, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Liabilities, Net [Line Items]
Expenses for defined benefit deposit	$ 1,470	$ 1,300	$ 1,125
Bottom of Range [Member]
Employee Benefit Liabilities, Net [Line Items]
Employees contributions amount		23,500
Increase (decrease) in defined benefit obligation	110
Increase (decrease) by one percent defined benefit obligation	104
Top of range [member]
Employee Benefit Liabilities, Net [Line Items]
Employees contributions amount		31,000
Increase (decrease) by one percent defined benefit obligation	159
Top of range [member] | Actuarial assumption of discount rates [member]
Employee Benefit Liabilities, Net [Line Items]
Increase (decrease) in defined benefit obligation	169
U.S. subsidiary [Member]
Employee Benefit Liabilities, Net [Line Items]
Employees contributions amount	$ 158	$ 89